Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories	Note E. Inventories
($ in millions)

At December 31:	2014	2013
Finished goods	$430	$444
Work in process and raw materials	1,674	1,866
Total	$2,103	$2,310